INCOME TAXES (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
NOL Carryover	$ 17,100	$ 85,985
Related Party Accruals	600	$ 14,001
Deferred tax liabilities
Depreciation	(300)
Valuation allowance	$ (17,400)	$ (99,986)
Net deferred tax asset